SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, CASH FLOWS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule I, Condensed Financial Information of Parent, Cash Flows [Abstract]
Schedule I, Condensed Financial Information of Parent, Net cash (used in) provided by operating activities	$ (287)	$ 218	$ 97
Schedule I, Condensed Financial Information of Parent, Dividends received from subsidiaries	50	100	150
Schedule I, Condensed Financial Information of Parent, Expenditures for property, plant and equipment	(2)	(1)	(1)
Schedule I, Condensed Financial Information of Parent, Proceeds from sale of short-term investments			152
Schedule I, Condensed Financial Information of Parent, Purchase of trust assets	(7)		(30)
Schedule I, Condensed Financial Information of Parent, Proceeds from sales by trust	12	11
Schedule I, Condensed Financial Information of Parent, (Increase) decrease in loans to affiliates, net	(118)	1,204	(1,285)
Schedule I, Condensed Financial Information of Parent, Cash (used in) provided by investing activities	(65)	1,314	(1,014)
Schedule I, Condensed Financial Information of Parent, Common stock dividends paid	(440)	(364)	(341)
Schedule I, Condensed Financial Information of Parent, Issuances of common stock	28	40	73
Schedule I, Condensed Financial Information of Parent, Repurchases of common stock	(18)	(502)	(22)
Schedule I, Condensed Financial Information of Parent, Issuances of long-term debt	799	40	1,492
Schedule I, Condensed Financial Information of Parent, Payments on long-term debt	(24)	(565)	(314)
Schedule I, Condensed Financial Information of Parent, (Decrease) increase in loans from affiliates, net	(136)	(40)	4
Schedule I, Condensed Financial Information of Parent, Other	(3)	9	20
Schedule I, Condensed Financial Information of Parent, Cash provided by (used in) financing activities	206	(1,382)	912
Schedule I, Condensed Financial Information of Parent, (Decrease) increase in cash and cash equivalents	(146)	150	(5)
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents, Beginning of period	157	7	12
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents, End of period	$ 11	$ 157	$ 7